OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Surplus from post-employment benefit plans (Note 31)		R$ 1,077,083	R$ 769,816
Liabilities with ANATEL	[1]	929,520	776,878
Third-party withholdings	[2]	205,315	299,411
Amounts to be refunded to customers		124,533	63,460
Liabilities with related parties (Note 29)		5,671	124,724
Other liabilities		43,558	45,145
Total		2,385,680	2,079,434
Current		509,495	601,053
Non-current		R$ 1,876,185	R$ 1,478,381

[1]	Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP (Note 14.e).
[2]	This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.